LOANS - Credit portfolio (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 305,457,293	$ 304,853,883
Impairment loss
Disclosure of financial assets [line items]
Financial assets	(8,935,367)	(10,478,009)
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	243,432,271	251,981,889
Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(8,830,940)	(10,387,285)
Loan portfolio | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	184,225,973	190,129,486
Loan portfolio | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	192,655,943	200,136,125	$ 186,203,770	$ 188,313,361
Loan portfolio | Financial assets at amortised cost, category | Accumulated depreciation, amortisation and impairment
Disclosure of financial assets [line items]
Financial assets	(8,429,970)	(10,006,639)
Loan portfolio | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(8,429,970)	(10,006,639)	(10,035,715)	(9,197,514)
Loans to corporate entities [member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	105,824,421	110,756,010
Loans to corporate entities [member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	110,086,500	116,119,698
Loans to corporate entities [member] | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(4,262,079)	(5,363,688)
Commercial lending portfolio [member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	104,047,053	110,051,750
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	108,308,984	115,414,643	107,047,817	104,775,099
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | General purpose loans
Disclosure of financial assets [line items]
Financial assets	80,975,412	82,145,280
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | Working capital loans
Disclosure of financial assets [line items]
Financial assets	10,884,896	16,624,543
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | Credit Cards
Disclosure of financial assets [line items]
Financial assets	344,409	338,168
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | Loans funded by development banks
Disclosure of financial assets [line items]
Financial assets	3,298,256	3,517,386
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | Overdrafts
Disclosure of financial assets [line items]
Financial assets	377,851	648,130
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Gross carrying amount | Leases
Disclosure of financial assets [line items]
Financial assets	12,428,160	12,141,136
Commercial lending portfolio [member] | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(4,261,931)	(5,362,893)	(5,294,600)	(5,492,746)
Interbank and overnight funds [member] | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	1,777,368	704,260
Interbank and overnight funds [member] | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,777,516	705,055	392,607	5,967,743
Interbank and overnight funds [member] | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(148)	(795)	(22)	(1,444)
Consumer | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	56,791,437	57,810,307
Consumer | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	60,456,213	61,976,325	59,999,611	59,419,444
Consumer | Financial assets at amortised cost, category | Gross carrying amount | General purpose loans
Disclosure of financial assets [line items]
Financial assets	209,448	152,803
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Payroll loans
Disclosure of financial assets [line items]
Financial assets	33,023,112	34,182,011
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Personal loans
Disclosure of financial assets [line items]
Financial assets	15,990,343	14,442,142
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Credit Cards
Disclosure of financial assets [line items]
Financial assets	6,814,762	7,266,716
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Automobile and vehicle loans
Disclosure of financial assets [line items]
Financial assets	4,360,959	5,834,498
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Overdrafts
Disclosure of financial assets [line items]
Financial assets	44,616	79,347
Consumer | Financial assets at amortised cost, category | Gross carrying amount | Leases
Disclosure of financial assets [line items]
Financial assets	12,973	18,808
Consumer | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(3,664,776)	(4,166,018)	(4,307,446)	(3,311,912)
Mortgages | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	21,609,555	21,562,412
Mortgages | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	22,111,710	22,035,727	18,486,206	17,883,355
Mortgages | Financial assets at amortised cost, category | Gross carrying amount | Mortgages
Disclosure of financial assets [line items]
Financial assets	19,257,512	19,714,057
Mortgages | Financial assets at amortised cost, category | Gross carrying amount | Leases
Disclosure of financial assets [line items]
Financial assets	2,854,198	2,321,670
Mortgages | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	(502,155)	(473,315)	(379,987)	(352,441)
Microcredit | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	560	757
Microcredit | Financial assets at amortised cost, category | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,520	4,375	277,529	267,720
Microcredit | Financial assets at amortised cost, category | Impairment loss
Disclosure of financial assets [line items]
Financial assets	$ (960)	$ (3,618)	$ (53,660)	$ (38,971)